Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net	Accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable, third parties	288,507	224,560
Less: Allowance for doubtful accounts, third parties	(2,688)	(3,454)
Accounts receivable, third parties, net	285,819	221,106
Accounts receivable, related parties	1,583,920	1,395,833
Less: Allowance for doubtful accounts, related parties	(11,217)	(22,000)
Accounts receivable, related parties, net	1,572,703	1,373,833
The movement of the allowance for doubtful accounts receivables is as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	—	6,887	13,905
Additions	6,887	9,951	13,875
Reversal	—	(2,426)	(10)
Write-off	—	(507)	(2,316)
Balance at the end of the year	6,887	13,905	25,454

Factoring agreement
In March 2024, the Group entered into an accounts receivable factoring agreement with a finance company of Geely Group with a minimum interest rate of 6.0% per annum. The one-year factoring agreement provides the Group to have access to up to RMB149,000 on a revolving basis, measured by the aggregate amount advanced for the unpaid balance of certain trade accounts receivable from specified customers from time to time. In October 2024, the interest rate was reduced to 4.8% per annum and the factoring limit was increased from RMB149,000 to RMB250,000.
The Group accounts for transfers of accounts receivable in accordance with ASC 860, Transfers and Servicing (“ASC 860”). Pursuant to ASC 860, the Group does not derecognize customers’ accounts receivable when receiving advance payment from the finance company due to the recourse obligations retained by the Group. As of December 31, 2024, factoring accounts receivable of RMB384,225 were not derecognized and were restricted as security for the advanced amounts of RMB150,000 received by the Group, which were recorded as amounts due to related parties on the consolidated balance sheets. The factoring proceeds from the finance company was considered financing activities and reported as “Borrowings from related parties” in the consolidated statements of cash flows.